Other Financial Information - Cash Flow Statement (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Financial Statements Captions [Line Items]
Net cash (used in)/provided by operating activities	$ 36,920	$ 43,478	$ 56,323
Cash flows from investing activities
Acquisition of investments in affiliates	0	(22,846)	(2,233)
Loan to affiliate company	(4,275)	(7,327)	(4,465)
Decrease/(increase) in long-term receivable from affiliate companies	0	10,351	(5,087)
Dividends from affiliate companies	0	18,244	14,595
Deposits for vessels, port terminals and other fixed assets	(86,911)	(26,713)	(45,337)
Acquisition of intangible assets	0	0	(10,200)
Acquisition of vessels	(60,115)	0	(123,541)
Purchase of property, equipment and other fixed assets	(4,567)	(8,208)	(68,620)
Disposal of available-for-sale securities	5,303	0	0
Net cash used in investing activities	(150,565)	(36,499)	(244,888)
Cash flows from financing activities
Repurchase of preferred stock	(9,323)	0	0
Repurchase of senior notes	(30,671)	0	0
Debt issuance costs	(2,844)	(50)	(1,223)
Issuance of common stock	0	0	643
Net proceeds from issuance of preferred stock	0	0	163,602
Proceeds from loan payable to affiliate company, net of deferred finance fees	50,000	0	0
Proceeds from issuance of senior notes, net of debt issuance costs	0	0	365,668
Repayment of long-term debt and payment of principal	(40,737)	(36,056)	(20,761)
Repayment of senior notes	0	0	(290,000)
Acquisition of treasury stock	(818)	(252)	0
Contribution from noncontrolling shareholders	0	0	3,484
Dividends paid	(3,681)	(35,350)	(32,730)
Decrease / (increase) in restricted cash	11,000	(11,114)	(355)
Acquisition of noncontrolling interest	0	0	(10,889)
Payment for acquisition of intangible asset	0	(6,800)	0
Net cash provided by/ (used in) financing activities	86,225	(91,123)	248,290
(Decrease)/increase in cash and cash equivalents	(27,420)	(84,144)	59,725
Cash and cash equivalents, beginning of year	163,412	247,556	187,831
Cash and cash equivalents, end of year	135,992	163,412	247,556
Navios Maritime Holdings Inc. Issuer
Condensed Financial Statements Captions [Line Items]
Net cash (used in)/provided by operating activities	(60,889)	(49,544)	(9,357)
Cash flows from investing activities
Acquisition of investments in affiliates		(14,668)
Dividends from affiliate companies		18,244	14,595
Purchase of property, equipment and other fixed assets			(15)
Net cash used in investing activities		3,576	14,580
Cash flows from financing activities
Transfer (to)/from other group subsidiaries	38,667	17,183	(71,968)
Repurchase of preferred stock	(9,323)
Repurchase of senior notes	(30,671)
Issuance of common stock			643
Net proceeds from issuance of preferred stock			163,602
Proceeds from loan payable to affiliate company, net of deferred finance fees	48,438
Acquisition of treasury stock	(818)	(252)
Dividends paid	(3,681)	(35,350)	(32,730)
Net cash provided by/ (used in) financing activities	42,612	(18,419)	59,547
(Decrease)/increase in cash and cash equivalents	(18,277)	(64,387)	64,770
Cash and cash equivalents, beginning of year	34,152	98,539	33,769
Cash and cash equivalents, end of year	15,875	34,152	98,539
Guarantor Subsidiaries
Condensed Financial Statements Captions [Line Items]
Net cash (used in)/provided by operating activities	78,830	48,038	52,664
Cash flows from investing activities
Acquisition of investments in affiliates	(4,275)	(6,650)
Loan to affiliate company		(7,327)	(4,465)
Decrease/(increase) in long-term receivable from affiliate companies		10,351	(5,087)
Deposits for vessels, port terminals and other fixed assets		(7,555)	(22,112)
Acquisition of vessels	(60,115)		(123,541)
Purchase of property, equipment and other fixed assets	(305)	(327)	(172)
Disposal of available-for-sale securities	5,303
Net cash used in investing activities	(59,392)	(11,508)	(155,377)
Cash flows from financing activities
Transfer (to)/from other group subsidiaries	(38,667)	(18,711)	69,731
Debt issuance costs		(50)
Proceeds from long-term loans, net of debt issuance costs	54,743		71,027
Repayment of long-term debt and payment of principal	(39,332)	(35,987)	(20,692)
Contribution from noncontrolling shareholders			3,484
Decrease / (increase) in restricted cash	11,000	(11,114)	(355)
Acquisition of noncontrolling interest			(10,889)
Net cash provided by/ (used in) financing activities	(12,256)	(65,862)	112,306
(Decrease)/increase in cash and cash equivalents	7,182	(29,332)	9,593
Cash and cash equivalents, beginning of year	47,753	77,085	67,492
Cash and cash equivalents, end of year	54,935	47,753	77,085
Non Guarantor Subsidiaries
Condensed Financial Statements Captions [Line Items]
Net cash (used in)/provided by operating activities	18,979	44,984	13,016
Cash flows from investing activities
Acquisition of investments in affiliates		(1,528)	(2,233)
Deposits for vessels, port terminals and other fixed assets	(86,911)	(19,158)	(23,225)
Acquisition of intangible assets			(10,200)
Purchase of property, equipment and other fixed assets	(4,262)	(7,881)	(68,433)
Net cash used in investing activities	(91,173)	(28,567)	(104,091)
Cash flows from financing activities
Transfer (to)/from other group subsidiaries		1,528	2,237
Proceeds from long-term loans, net of debt issuance costs	60,306
Proceeds from issuance of senior notes, net of debt issuance costs			365,668
Repayment of long-term debt and payment of principal	(1,405)	(69)	(69)
Repayment of senior notes			(290,000)
Payment for acquisition of intangible asset		(6,800)
Payments of obligations under capital leases	(3,032)	(1,501)	(1,399)
Net cash provided by/ (used in) financing activities	55,869	(6,842)	76,437
(Decrease)/increase in cash and cash equivalents	(16,325)	9,575	(14,638)
Cash and cash equivalents, beginning of year	81,507	71,932	86,570
Cash and cash equivalents, end of year	65,182	81,507	71,932
Total
Condensed Financial Statements Captions [Line Items]
Net cash (used in)/provided by operating activities	36,920	43,478	56,323
Cash flows from investing activities
Acquisition of investments in affiliates	(4,275)	(22,846)	(2,233)
Loan to affiliate company		(7,327)	(4,465)
Decrease/(increase) in long-term receivable from affiliate companies		10,351	(5,087)
Dividends from affiliate companies		18,244	14,595
Deposits for vessels, port terminals and other fixed assets	(86,911)	(26,713)	(45,337)
Acquisition of intangible assets			(10,200)
Acquisition of vessels	(60,115)		(123,541)
Purchase of property, equipment and other fixed assets	(4,567)	(8,208)	(68,620)
Disposal of available-for-sale securities	5,303
Net cash used in investing activities	(150,565)	(36,499)	(244,888)
Cash flows from financing activities
Transfer (to)/from other group subsidiaries	0	0	0
Repurchase of preferred stock	(9,323)
Repurchase of senior notes	(30,671)
Debt issuance costs		(50)
Issuance of common stock			643
Net proceeds from issuance of preferred stock			163,602
Proceeds from long-term loans, net of debt issuance costs	115,049		71,027
Proceeds from loan payable to affiliate company, net of deferred finance fees	48,438
Proceeds from issuance of senior notes, net of debt issuance costs			365,668
Repayment of long-term debt and payment of principal	(40,737)	(36,056)	(20,761)
Repayment of senior notes			(290,000)
Acquisition of treasury stock	(818)	(252)
Contribution from noncontrolling shareholders			3,484
Dividends paid	(3,681)	(35,350)	(32,730)
Decrease / (increase) in restricted cash	11,000	(11,114)	(355)
Acquisition of noncontrolling interest			(10,889)
Payment for acquisition of intangible asset		(6,800)
Payments of obligations under capital leases	(3,032)	(1,501)	(1,399)
Net cash provided by/ (used in) financing activities	86,225	(91,123)	248,290
(Decrease)/increase in cash and cash equivalents	(27,420)	(84,144)	59,725
Cash and cash equivalents, beginning of year	163,412	247,556	187,831
Cash and cash equivalents, end of year	$ 135,992	$ 163,412	$ 247,556